Summary of Significant Accounting Policies Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Inventory Disclosure [Abstract]
Finished goods	$ 494	$ 416
Work in process	52	50
Raw materials	162	144
Inventory, Net	$ 708	$ 610